UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31, 2015

Date of reporting period: NOVEMBER 1, 2014 – APRIL 30, 2015

                                     (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

| SEMI-ANNUAL REPORT

AMG Funds

April 30, 2015

AMG GW&K Core Bond Fund: MBDFX

(formerly AMG Managers Total Return Bond Fund)

www.amgfunds.com |	SAR020-0415

AMG GW&K Core Bond Fund

Semi-Annual Report—April 30, 2015 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	11
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12
Detail of changes in assets for the past two fiscal periods

Financial Highlights	13
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT MANAGEMENT AND INTERIM SUBADVISORY AGREEMENT	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2015	Expense Ratio for the Period	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expenses Paid During the Period*
AMG GW&K Core Bond Fund
Based on Actual Fund Return	0.57%	$1,000	$1,018	$2.85
Hypothetical (5% return before expenses)	0.57%	$1,000	$1,022	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended April 30, 2015

The table below shows the average annual total returns for the AMG GW&K Core Bond Fund and the Barclays U.S. Aggregate Bond Index® for the same time periods ended April 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG GW&K Core Bond Fund[2,3,4]	1.79%	4.03%	4.29%	5.55%
Barclays U.S. Aggregate Bond Index®5	2.06%	4.46%	4.12%	4.75%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2015. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in debtors’ perceived ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities.
[5]	The Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG GW&K Core Bond Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Category	AMG GW&K Core Bond Fund*	Barclays U.S. Aggregate Bond Index®
Corporate Bonds and Notes	49.1%	23.6%
U.S. Government and Agency Obligations	42.8%	39.5%
Municipal Bonds	4.7%	0.0%
Mortgage-Backed Securities	0.0%	30.1%
Foreign Government and Agency Obligations	0.0%	6.2%
Asset-Backed Securities	0.0%	0.6%
Other Assets and Liabilities	3.4%	0.0%

*	As a percentage of net assets.

Rating	AMG GW&K Core Bond Fund**	Barclays U.S. Aggregate Bond Index®
U.S. Government & Agency Obligations	44.3%	67.6%
Aaa	—	4.9%
Aa	3.7%	3.5%
A	14.0%	11.6%
Baa	38.0%	12.4%

**	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 5.375%, 06/12/17	5.3%
FNMA, 4.500%, 04/01/39	5.3
U.S. Treasury Bonds, 6.250%, 05/15/30	2.2
FNMA, 4.000%, 01/01/29	2.2
FNMA, 5.500%, 08/01/37	2.1
FNMA, 4.500%, 06/01/41	2.1
FHLMC Gold Pool, 3.500%, 11/01/25	2.1
FNMA, 5.000%, 08/01/40	2.1
FNMA, 5.500%, 07/01/40	2.1
FNMA, 5.500%, 10/01/41	2.0

Top Ten as a Group	27.5%

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Principal Amount	Value
Corporate Bonds and Notes - 49.1%
Financials - 14.9%
American Tower Corp., 4.700%, 03/15/22	$6,600,000	$7,041,408
Bank of America Corp., 5.625%, 07/01/20	9,357,000	10,724,965
Citigroup, Inc., 8.500%, 05/22/19	8,513,000	10,542,320
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	9,194,000	10,753,293
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	8,520,000	10,662,797
JPMorgan Chase & Co., Series 1, 7.900%, 12/29/49[1,2]	9,774,000	10,433,745
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	9,409,000	10,858,955
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1,2]	9,578,000	10,789,617
US Bancorp, Series MTN, 2.950%, 07/15/22	7,090,000	7,123,500
Wells Fargo & Co., Series K, 7.980%, 03/29/49[1,2]	9,581,000	10,587,005
Total Financials		99,517,605
Industrials - 34.2%
Actavis Funding SCS, 3.800%, 03/15/25	7,234,000	7,326,602
BorgWarner, Inc., 3.375%, 03/15/25	10,800,000	10,990,404
Boston Scientific Corp., 6.000%, 01/15/20	9,198,000	10,576,661
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	4,884,000	6,405,405
Canadian Pacific Railway Co., 2.900%, 02/01/25	7,245,000	7,159,350
CBS Corp., 3.375%, 03/01/22	2,365,000	2,407,509
CF Industries, Inc., 7.125%, 05/01/20	8,838,000	10,636,957
Comcast Corp., 7.050%, 03/15/33	3,530,000	4,781,904
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/21	9,720,000	10,768,739
Energy Transfer Partners, L.P., 4.050%, 03/15/25	10,900,000	10,925,168
Ford Motor Co., 7.450%, 07/16/31	7,706,000	10,488,228
Georgia-Pacific LLC, 8.000%, 01/15/24	8,101,000	10,754,766
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	6,714,000	7,189,156
Joy Global, Inc., 5.125%, 10/15/21	6,311,000	7,064,881
Kinder Morgan, Inc., 4.300%, 06/01/25	6,810,000	6,918,797
L-3 Communications Corp., 4.950%, 02/15/21	4,908,000	5,356,169
Mohawk Industries, Inc., 3.850%, 02/01/23	5,795,000	5,927,225
The Mosaic Co., 4.250%, 11/15/23	6,544,000	6,978,639
Owens Corning, 4.200%, 12/15/22	6,788,000	7,048,965
QVC, Inc., 4.375%, 03/15/23	7,100,000	7,191,228
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	6,810,000	6,761,213
Teck Resources, Ltd., 3.750%, 02/01/23	7,900,000	7,329,462
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	6,675,000	7,147,757
Time Warner, Inc., 4.000%, 01/15/22	7,800,000	8,282,165
Tyson Foods, Inc., 4.875%, 08/15/34	6,373,000	6,957,417
Verizon Communications, Inc., 5.150%, 09/15/23	9,199,000	10,400,362

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.2% (continued)
Viacom, Inc., 6.875%, 04/30/36	$5,350,000	$6,382,202
Weyerhaeuser Co., 7.375%, 03/15/32	7,862,000	10,372,871
Xerox Corp., 2.750%, 09/01/20	7,214,000	7,234,243
Total Industrials		227,764,445
Total Corporate Bonds and Notes (cost $327,496,521)		327,282,050
Municipal Bonds - 4.7%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	4,465,000	6,867,527
Illinois State General Obligation Bonds, 5.877%, 03/01/19	10,000,000	11,172,200
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,900,000	5,320,965
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	6,280,000	6,982,669
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	1,065,000	1,170,733
Total Municipal Bonds (cost $30,947,635)		31,514,094
U.S. Government and Agency Obligations - 42.8%
Federal Home Loan Mortgage Corporation - 7.8%
FHLMC Gold Pool,
3.500%, 11/01/25	13,018,808	13,990,249
4.000%, 05/01/26	529,408	569,355
5.000%, 06/01/41 to 07/01/44	23,305,234	26,167,539
6.000%, 12/01/39 to 05/01/40	10,052,661	11,483,582
Total Federal Home Loan Mortgage Corporation		52,210,725
Federal National Mortgage Association - 28.5%
FNMA,
3.500%, 07/01/28	6,839,325	7,342,002
4.000%, 01/01/29	13,580,671	14,575,655
4.500%, 04/01/39 to 06/01/41	44,491,921	49,083,805
5.000%, 02/01/34 to 08/01/40	26,829,482	29,936,506
5.375%, 06/12/17	32,324,000	35,459,816
5.500%, 08/01/37 to 10/01/41	46,817,851	53,327,126
Total Federal National Mortgage Association		189,724,910
U.S. Government Obligations - 6.5%
U.S. Treasury Bonds,
4.500%, 02/15/36	2,900,000	3,841,366
6.250%, 05/15/30	10,000,000	14,945,310
U.S. Treasury Notes,
2.125%, 09/30/21	10,600,000	10,846,779
2.250%, 11/15/24	13,000,000	13,241,722
2.375%, 08/15/24	76,000	78,286
Total U.S. Government Obligations		42,953,463
Total U.S. Government and Agency Obligations (cost $284,239,535)		284,889,098

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Core Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07% (cost $19,423,202)	19,423,202	$19,423,202
Total Investments - 99.5% (cost $662,106,893)		663,108,444
Other Assets, less Liabilities - 0.5%		3,431,071
Net Assets - 100.0%		$666,539,515

The accompanying notes are an integral part of these financial statements.

7

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $662,106,893 for federal income tax purposes at April 30, 2015, the aggregate gross unrealized appreciation and depreciation were $3,220,726 and $2,219,175, respectively, resulting in net unrealized appreciation of investments of $1,001,551.

[1]	Variable Rate Security. The rate listed is as of April 30, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Perpetuity Bond. The date shown is the final call date.
[3]	Yield shown represents the April 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
MTN:	Medium-Term Note

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of April 30, 2015: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$327,282,050	—	$327,282,050
Municipal Bonds	—	31,514,094	—	31,514,094
U.S. Government and Agency Obligations†	—	284,889,098	—	284,889,098
Other Investment Companies	$19,423,202	—	—	19,423,202

Total Investments in Securities	$19,423,202	$643,685,242	—	$663,108,444

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedule of Portfolio Investments (continued)

For the six months ended April 30, 2015, the effect of derivative instruments on the Statement of Operations and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income were as follows:

	Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/(Loss)
Credit contracts	Net realized gain on written option contracts	$44,763	Net change in unrealized appreciation (depreciation) of written option contracts	$(17,424)
Credit contracts	Net realized loss on swap contracts	(582,391)	Net change in unrealized appreciation (depreciation) of swap contracts	(1,317,132)
Interest rate contracts	Net realized gain on futures contracts	9,470,412	Net change in unrealized appreciation (depreciation) of futures contracts	(1,231,752)
Interest rate contracts	Net realized loss on purchased options[1]	(176,133)	Net change in unrealized appreciation (depreciation) of purchased options[1]	—
Interest rate contracts	Net realized gain on written option contracts	1,915,571	Net change in unrealized appreciation (depreciation) of written option contracts	(352,873)
Interest rate contracts	Net realized loss on swap contracts	(6,749,570)	Net change in unrealized appreciation (depreciation) of swap contracts	2,412,294
Foreign exchange contracts	Net realized gain on foreign currency transactions	29,717,059	Net change in unrealized appreciation (depreciation) of foreign currency translations	(13,469,416)
Foreign exchange contracts	Net realized gain on written option contracts	502,072	Net change in unrealized appreciation (depreciation) of written option contracts	8,884

Totals		$34,141,783		$(13,967,419)

[1]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain (loss) on options purchased/written and net change in unrealized appreciation (depreciation) on options purchased are included in the net realized gain (loss) on investments on the Statement of Operations.

Transactions in written put and call options and swaptions for the six months ended April 30, 2015, were as follows: (See Note 10 in the Notes to the Financial Statements.)

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2014	384	$398,300,000	$1,974,733
Options and swaptions written	1,571	212,600,000	1,664,314
Options and swaptions exercised/expired/closed	(1,955)	(610,900,000)	(3,639,047)

Options and swaptions outstanding at April 30, 2015	—	—	—

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (unaudited)

April 30, 2015

Assets:
Investments at value*	$663,108,444
Dividends, interest and other receivables	5,894,357
Receivable for Fund shares sold	328,847
Receivable from affiliate	47,355
Prepaid expenses	23,588
Total assets	669,402,591
Liabilities:
Payable for Fund shares repurchased	2,401,951
Accrued expenses:
Investment advisory and management fees	167,897
Administrative fees	111,932
Trustee fees and expenses	6,539
Shareholder servicing fees	44,773
Other	129,984
Total liabilities	2,863,076
Net Assets	$666,539,515
Net Assets Represent:
Paid-in capital	$646,213,097
Accumulated net investment loss	(13,588,948)
Accumulated net realized gain from investments, options, futures contracts, swaps and foreign currency transactions	32,913,815
Net unrealized appreciation of investments	1,001,551
Net Assets	$666,539,515
Shares outstanding	63,814,279
Net asset value, offering and redemption price per share	$10.44
* Investments at cost	$662,106,893

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations (unaudited)

For the six months ended April 30, 2015

Investment Income:
Interest income	$7,312,227
Dividend income	29,498
Securities lending income	5,819
Total investment income	7,347,544
Expenses:
Investment advisory and management fees	1,367,279
Administrative fees	743,204
Custodian fees	113,621
Shareholder servicing fees	99,015
Transfer agent fees	55,653
Professional fees	54,091
Reports to shareholders	53,774
Trustees fees and expenses	19,303
Registration fees	14,638
Miscellaneous	10,679
Total expenses before offsets	2,531,257
Expense reimbursements	(389,540)
Net expenses	2,141,717
Net investment income	5,205,827
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,675,512
Net realized gain on futures contracts	9,470,412
Net realized gain on foreign currency transactions	27,932,905
Net realized gain on written options	2,462,406
Net realized loss on swap transactions	(7,331,961)
Net change in unrealized appreciation (depreciation) of investments	(13,294,345)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,231,752)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(13,443,768)
Net change in unrealized appreciation (depreciation) on written options	(361,413)
Net change in unrealized appreciation (depreciation) on swap transactions	1,095,162
Net realized and unrealized gain	7,973,158
Net increase in net assets resulting from operations	$13,178,985

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014

	April 30, 2015	October 31, 2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$5,205,827	$17,328,095
Net realized gain on investments, written options, futures contracts, swaps and foreign currency transactions	35,209,274	24,551,416
Net change in unrealized appreciation (depreciation) of investments, written options, futures contracts, swaps and foreign currency translations	(27,236,116)	683,288
Net increase in net assets resulting from operations	13,178,985	42,562,799
Distributions to Shareholders:
From net investment income	(17,808,615)	(16,020,069)
From net realized gain on investments	(24,637,228)	—
Total distributions to shareholders	(42,445,843)	(16,020,069)
Capital Share Transactions:
Proceeds from sale of shares	28,849,914	244,902,657
Reinvestment of dividends and distributions	39,245,166	13,489,957
Cost of shares repurchased	(315,244,849)	(585,489,638)
Net decrease from capital share transactions	(247,149,769)	(327,097,024)
Total decrease in net assets	(276,416,627)	(300,554,294)
Net Assets:
Beginning of period	942,956,142	1,243,510,436
End of period	$666,539,515	$942,956,142
End of period accumulated net investment loss	$(13,588,948)	$(986,160)

Share Transactions:
Sale of shares	2,699,732	22,918,825
Shares issued in connection with reinvestment of dividends and distributions	3,787,160	1,262,078
Shares repurchased	(29,416,306)	(54,463,680)
Net decrease in shares	(22,929,414)	(30,282,777)

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended
	April 30,
	2015	For the fiscal years ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.87	$10.63	$11.14	$10.53	$11.24	$10.61
Net investment income[1]	0.07 [3]	0.16 [3]	0.16 [3]	0.24 [3]	0.38	0.35
Net realized and unrealized gain (loss) on investments	0.11	0.22	(0.24)	0.72	(0.25)	0.73
Total from investment operations	0.18	0.38	(0.08)	0.96	0.13	1.08
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.14)	(0.26)	(0.35)	(0.35)	(0.32)
Net realized gain on investments	(0.35)	—	(0.15)	—	(0.49)	(0.13)
Return of capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.61)	(0.14)	(0.43)	(0.35)	(0.84)	(0.45)
Net Asset Value, End of Period	$10.44	$10.87	$10.63	$11.14	$10.53	$11.24
Total Return[1]	1.69%[8]	3.64%	(0.72)%	9.31%	1.45%	10.52%
Ratio of net expenses to average net assets (with offsets and reductions)	0.58%[7]	0.58%	0.61%[4]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets (with offsets)	0.58%[7]	0.58%	0.61%[4]	0.58%	0.58%	0.58%
Ratio of total expenses to average net assets (without offsets and reductions)[2]	0.68%[7]	0.67%	0.70%[4]	0.70%	0.71%	0.74%
Ratio of net investment income to average net assets[1]	1.40%[7]	1.46%	1.45%[4]	2.22%	2.54%	2.38%
Portfolio turnover	78%[6]	177%	255%	375%	495%[5]	359%[5]
Net assets at end of period (000’s omitted)	$666,540	$942,956	$1,243,510	$1,446,671	$1,239,141	$1,425,341

Notes to Financial Highlights (unaudited)

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expense, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.
[5]	Turnover ratio includes TBA dollar roll transactions. Had the TBA transactions been excluded the turnover ratios for the fiscal years ended 2011 and 2010 would have been 411% and 286%, respectively.
[6]	Not annualized.
[7]	Annualized.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.

13

Notes to Financial Statements (unaudited)

April 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG GW&K Core Bond Fund (the “Fund”).

Effective February 28, 2015, AMG Managers Total Return Bond Fund changed its name to AMG GW&K Core Bond Fund. The Trust’s Board of Trustees approved the appointment of GW&K Investment Management, LLC (formerly Gannett Welsh & Kotler, LLC) (“GWK”) as the interim subadvisor to the Fund replacing Pacific Investment Management Company LLC, pending shareholder approval of a new subadvisory agreement between GW&K and AMG Funds.

In conjunction with the Fund’s change in investment strategy and change in the interim subadvisor, the Fund sold all open positions, including unwinding over-the-counter derivative positions, held as of February 28, 2015. Subsequently, the Fund purchased new investments within the Fund’s, and subadvisor investment strategy.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short-term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day

14

Notes to Financial Statements (continued)

without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2015, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2015, overdraft fees for the Fund equaled $9,682.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Primarily differences are due to differing treatments for wash sales, currency and market discount transactions.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

15

Notes to Financial Statements (continued)

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS

As of April 30, 2015, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At April 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 38%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2015, there were no repurchase agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

For the period November 1, 2014 to February 28, 2015, the Fund invested in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

k. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

For the period November 1, 2014 to February 28, 2015, the Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance,

16

Notes to Financial Statements (continued)

security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serves pursuant to a subadvisory agreement with the Investment Manager. The Fund’s investment portfolio is managed by GW&K, who serves pursuant to an interim subadvisory agreement with the Investment Manager pending shareholder approval of a new subadvisory agreement. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective February 28, 2015, the Fund’s management fee was reduced from an annual rate of 0.40% to 0.30% of the Fund’s average daily net assets.

Effective February 28, 2015, the Investment Manager has contractually agreed, through at least March 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.48% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. Prior to February 28, 2015, the Fund had a contractual expense limitation of 0.58%. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended April 30, 2015, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 10/31/14	$3,996,969
Additional Reimbursements	389,540
Repayments	—
Expired Reimbursements	(779,633)

Reimbursement Available - 04/30/15	$3,606,876

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid to the Independent Trustee of the Board.

Effective February 28, 2015, the Board approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The shares of the Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net assets as shown in the table below. The impact on the annualized expense ratios for the six months ended April 30, 2015, were as follows:

	Maximum Amount Allowed	Actual Amount Incurred
Fund Level	0.10%	0.03%

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of

17

Notes to Financial Statements (continued)

the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2015, the Fund lent $1,238,166 for four days earning interest of $92. The interest amount is included in the Statement of Operations as interest income. At April 30, 2015, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2015, were $391,120,374 and $504,842,562, respectively. Purchases and sales of U.S. Government obligations for the six months ended April 30, 2015, were $655,388,327 and $87,163,599, respectively.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund used derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments. For the six months ended April 30, 2015, the average quarterly balances of derivative financial instruments outstanding were as follows:

Financial futures contracts:
Average number of contracts purchased	2,113
Average number of contracts sold	522
Average notional value of contracts purchased	$382,042,411
Average notional value of contracts sold	$110,018,491
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$500,695,468
Options:
Average notional value of option contracts written	$408,514
Average notional value of swaption written	$163,500,000
Credit default swaps:
Average notional value - sell protection	$96,893,773
Interest rate swaps:
Average notional value - pays fixed rate	$1,228,200,000
Average notional value - receives fixed rate	$279,800,000

8. FORWARD FOREIGN CURRENCY CONTRACTS

For the period November 1, 2014 to February 28, 2015, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

18

Notes to Financial Statements (continued)

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. FUTURES CONTRACTS

For the period November 1, 2014 to February 28, 2015, the Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-counter (“OTC”) futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. INTEREST RATE CAPS AND FLOORS, SWAP CONTRACTS AND OPTIONS

For the period November 1, 2014 to February 28, 2015, the Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. The Fund, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

19

Notes to Financial Statements (continued)

11. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOS”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund held several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayment or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

12. DOLLAR ROLL AGREEMENTS

For the period November 1, 2014 to February 28, 2015, the Fund entered dollar rolls in which it sells debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its cost.

13. MARKET, CREDIT AND COUNTERPARTY RISKS

Prior to February 28, 2015, the Fund invested in securities and entered into transactions where risks existed due to market fluctuations and were exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimized credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Fund was subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

14. SUBSEQUENT EVENTS

On May 4, 2015, shareholders approved the appointment of GW&K as subadvisor of the Fund. In addition to this change the Fund will offer three share classes: Investor Class, Service Class and Institutional Class. The existing shareholders were transferred to the Service Class. For more information, please see the Fund’s prospectus.

The Fund has determined that no other material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

20

Approval of Interim and New Subadvisory Agreement with GW&K

with Respect to AMG Managers Total Return Bond Fund

At an in-person meeting held on February 13, 2015, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds I, and separately a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve the Interim Subadvisory Agreement (the “Interim Subadvisory Agreement”) between the AMG Funds LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) with respect to AMG Managers Total Return Bond Fund (the “Fund”), the New Subadvisory Agreement (the “New Subadvisory Agreement”) between the Investment Manager and GW&K with respect to the Fund (together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them, including performance information for the Fund and the Barclays U.S. Aggregate Bond Index (the “Fund Benchmark”) and, with respect to GW&K, comparative performance information for the composite investment portfolio managed by GW&K in its core bond strategy (the “Core Bond Strategy”). In considering the Agreements, the Trustees also considered the information provided to them regarding the nature, extent and quality of services provided by GW&K to the four other funds that GW&K sub-advises in the AMG Funds Family of Funds (the “AMG Funds Complex”), and to be provided by GW&K under the Agreements. The Board also considered that the Investment Manager contractually agreed to reduce its advisory fee and expense limitation for the Fund effective as of the date of the Interim Subadvisory Agreement. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the

Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus to be filed with the Securities and Exchange Commission. The Trustees noted that a partner at GW&K with over 20 years of industry experience and a team of seven other investment professionals dedicated to GW&K’s taxable bond strategies are expected to manage the Fund’s portfolio. In addition, the Trustees observed that GW&K proposes to manage the Fund’s portfolio using its Core Bond Strategy, which is a multi-sector approach that aims to take advantage of relative value opportunities. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of February 5, 2015, GW&K managed approximately $3 billion in assets across their taxable fixed income business.

PERFORMANCE.

The Trustees considered information relating to the Fund’s and GW&K’s performance. Among other information relating to GW&K’s performance, the Trustees considered the performance of GW&K with respect to its Core Bond Strategy, noting that, for the one-year, three-year, five-year and ten-year periods ended December 31, 2014, the annualized gross performance of the Core Bond Strategy was above the performance of the Fund Benchmark and the annualized net performance of the Core Bond Strategy was below, above, above and above, respectively, the performance of the Fund Benchmark. The Trustees concluded that this performance record supported the approval of the Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE.

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, such anticipated profitability or the revenues might be shared directly or indirectly by the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to PIMCO under the Former Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees also were provided, in their June 19-20, 2014 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadvisor to the Fund, which

21

Approval of Interim and New Subadvisory Agreement with GW&K

with Respect to AMG Managers Total Return Bond Fund (continued)

bears GW&K’s name. With respect to economies of scale, given that GW&K is being hired as a new subadvisor for this Fund, the Trustees did not consider potential economies of scale in the management of the Fund by GW&K to be a material factor in their deliberations at this time. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by PIMCO under the Former Subadvisory Agreement with respect to the Fund. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d)

GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on February 13, 2015, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

22

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THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com      |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap AMG

TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

| SEMI-ANNUAL REPORT

AMG Funds

April 30, 2015

AMG Frontier Small Cap Growth Fund

Investor Class: MSSVX    |    Service Class: MSSCX    |    Institutional Class: MSSYX

AMG TimesSquare All Cap Growth Fund

Investor Class: MTGVX    |    Service Class: MTGSX    |    Institutional Class: MTGIX

AMG Managers Emerging Opportunities Fund

Service Class: MMCFX    |    Institutional Class: MIMFX

AMG Managers Real Estate Securities Fund: MRESX

www.amgfunds.com	SAR021-0415

AMG Funds

Semi-Annual Report—April 30, 2015 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	5

AMG TimesSquare All Cap Growth Fund	8

AMG Managers Emerging Opportunities Fund	10

AMG Managers Real Estate Securities Fund	17

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	20

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	24
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	25
Detail of changes in assets for the past two fiscal periods

Financial Highlights	27
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	33

Notes to Financial Statements	34
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2015	Expense Ratio for the Period	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.55%	$1,000	$1,081	$8.00
Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.75
Service Class
Based on Actual Fund Return	1.28%	$1,000	$1,083	$6.61
Hypothetical (5% return before expenses)	1.28%	$1,000	$1,018	$6.41
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,084	$5.43
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
AMG TimesSquare All Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.27%	$1,000	$1,071	$6.52
Hypothetical (5% return before expenses)	1.27%	$1,000	$1,018	$6.36
Service Class
Based on Actual Fund Return	0.89%	$1,000	$1,073	$4.57
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
Institutional Class
Based on Actual Fund Return	0.79%	$1,000	$1,073	$4.06
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
AMG Managers Emerging Opportunities Fund
Service Class
Based on Actual Fund Return	1.43%	$1,000	$1,054	$7.28
Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.15
Institutional Class
Based on Actual Fund Return	1.18%	$1,000	$1,056	$6.01
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.91
AMG Managers Real Estate Securities Fund
Based on Actual Fund Return	1.15%	$1,000	$1,035	$5.80
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended April 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund[2,3,4]
Investor Class	8.13%	11.69%	13.08%	—	14.73%	01/01/10
Service Class	8.29%	11.99%	13.37%	10.40%	7.97%	09/24/97
Institutional Class	8.39%	12.24%	13.63%	—	15.27%	01/01/10
Russell 2000® Growth Index[12]	7.25%	14.65%	14.94%	10.41%	5.66%	09/24/97	†
AMG TimesSquare All Cap Growth Fund[2,3,5,6,7]
Investor Class	7.05%	15.65%	—	—	15.55%	07/30/10
Service Class	7.27%	16.10%	—	—	16.02%	07/30/10
Institutional Class	7.31%	16.24%	—	—	16.06%	07/30/10
Russell 3000® Growth Index[13]	6.59%	16.50%	15.45%	9.69%	18.01%	07/30/10	†
AMG Managers Emerging Opportunities Fund[2,7,8,10]
Service Class	5.44%	8.38%	15.31%	10.07%	13.47%	06/30/94
Institutional Class	5.56%	8.63%	—	—	23.96%	10/01/11
Russell Microcap® Index[14]	5.42%	7.66%	12.30%	7.52%	7.51%	06/30/00
Russell 2000® Index[15]	4.65%	9.71%	12.73%	9.18%	9.57%	06/30/94	†
AMG Managers Real Estate Securities Fund[2,6,7,9,10,11]	3.48%	14.52%	13.19%	9.52%	9.35%	12/31/97
Dow Jones U.S. Select REIT Index[16]	2.54%	13.81%	12.96%	8.17%	9.49%	12/31/97	†
S&P 500 Index[17]	4.40%	12.98%	14.33%	8.32%	6.46%	12/31/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2015. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Fund is subject to the risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund.
[7]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[8]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.
[9]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[10]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[11]	The Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
[12]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

Fund Performance (continued)

[13]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[14]	The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.
[15]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[16]	The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.
[17]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index and Russell Microcap® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Frontier Small Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	28.5%	26.1%
Health Care	23.1%	24.2%
Industrials	18.6%	14.2%
Consumer Discretionary	13.3%	15.5%
Financials	9.0%	7.6%
Energy	2.6%	3.5%
Materials	1.6%	4.4%
Telecommunication Services	1.6%	0.7%
Consumer Staples	0.9%	3.5%
Utilities	0.0%	0.3%
Other Assets and Liabilities	0.8%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Watsco, Inc.*	3.1%
Raymond James Financial, Inc.*	3.0
MEDNAX, Inc.*	2.6
Intrexon Corp.	2.6
Belden, Inc.	2.5
Allied World Assurance Co. Holdings AG	2.3
Ellie Mae, Inc.*	2.0
A. O. Smith Corp.	1.9
2U, Inc.	1.9
Signature Bank	1.8

Top Ten as a Group	23.7%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 99.2%
Consumer Discretionary - 13.3%
2U, Inc.*	24,630	$655,404
American Eagle Outfitters, Inc.	10,342	164,541
Boot Barn Holdings, Inc.*	378	9,382
Chico’s FAS, Inc.	21,222	357,803
Deckers Outdoor Corp.*	3,845	284,530
Dorman Products, Inc.*,1	5,161	241,690
DSW, Inc., Class A	14,475	525,008
Fiesta Restaurant Group, Inc.*	5,004	252,952
Fox Factory Holding Corp.*	18,810	286,288
Harman International Industries, Inc.	3,495	455,678
IMAX Corp.*	6,978	260,698
LKQ Corp.*	22,962	621,581
Noodles & Co.*,1	4,124	82,563
Rentrak Corp.*,1	1,956	92,714
Select Comfort Corp.*	3,258	100,412
Tilly’s, Inc., Class A*	15,370	205,036
Vitamin Shoppe, Inc.*	2,439	102,145
Total Consumer Discretionary		4,698,425
Consumer Staples - 0.9%
Natural Grocers by Vitamin Cottage, Inc.*	12,070	317,682
Energy - 2.6%
Bonanza Creek Energy, Inc.*	12,631	348,110
Carrizo Oil & Gas, Inc.*	135	7,524
WPX Energy, Inc.*,1	41,496	570,570
Total Energy		926,204
Financials - 9.0%
Allied World Assurance Co. Holdings AG	19,973	821,689
Artisan Partners Asset Management, Inc., Class A	4,486	200,928
Jones Lang LaSalle, Inc.	2,565	425,944
Raymond James Financial, Inc.	18,680	1,055,980
Signature Bank*	4,876	653,823
Total Financials		3,158,364
Health Care - 23.1%
Alkermes PLC*	7,971	441,354
AMAG Pharmaceuticals, Inc.*,1	6,308	321,519
AmSurg Corp.*	1,231	77,207
Avalanche Biotechnologies, Inc.*	2,369	75,476
BioDelivery Sciences International, Inc.*,1	3,664	29,532

	Shares	Value
Bluebird Bio, Inc.*	460	$61,267
Celldex Therapeutics, Inc.*	27,213	653,112
DexCom, Inc.*	7,454	503,667
HealthSouth Corp.	8,841	399,790
Insulet Corp.*	241	7,194
Insys Therapeutics, Inc.*,1	2,713	142,622
Intercept Pharmaceuticals, Inc.*,1	1,086	274,552
Intrexon Corp.*	23,388	908,156
Kite Pharma, Inc.*,1	9,838	495,638
The Medicines Co.*	21,263	544,545
Medidata Solutions, Inc.*	8,362	446,782
MEDNAX, Inc.*	12,866	910,655
Molina Healthcare, Inc.*	9,870	584,600
PAREXEL International Corp.*	3,865	245,717
PerkinElmer, Inc.	195	9,996
PTC Therapeutics, Inc.*	6,299	370,066
Puma Biotechnology, Inc.*,1	686	123,878
Sangamo BioSciences, Inc.*	19,560	241,957
Unilife Corp.*	72,145	241,686
United Therapeutics Corp.*	112	17,885
Total Health Care		8,128,853
Industrials - 18.6%
A. O. Smith Corp.	10,528	672,739
The Advisory Board Co.*	7,216	374,438
Beacon Roofing Supply, Inc.*	11,922	354,322
Caesarstone Sdot-Yam, Ltd.	5,846	346,317
Carlisle Cos., Inc.	3,846	371,139
Generac Holdings, Inc.*,1	6,396	266,649
KAR Auction Services, Inc.	13,804	513,647
MasTec, Inc.*	28,269	507,146
Meritor, Inc.*	29,745	390,254
Pall Corp.	35	3,406
Quanta Services, Inc.*	11,039	319,138
Stock Building Supply Holdings, Inc.*	15,606	286,682
Swift Transportation Co.*	8,563	207,225
WABCO Holdings, Inc.*	4,186	520,948
Watsco, Inc.	9,030	1,086,219
WESCO International, Inc.*	4,512	325,496
Total Industrials		6,545,765
Information Technology -28.5%
3D Systems Corp.*,1	22,265	558,629

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.5% (continued)
Belden, Inc.	10,400	$873,080
Blackhawk Network Holdings, Inc., Class B*	7,500	275,325
Callidus Software, Inc.*	20,613	254,571
Ellie Mae, Inc.*	13,105	720,775
Envestnet, Inc.*	9,676	495,992
Fair Isaac Corp.	3,421	302,622
FleetMatics Group PLC*	10,603	483,285
FLIR Systems, Inc.	6,760	208,816
Fortinet, Inc.*	14,002	528,436
Gogo, Inc.*,1	4,161	87,964
Integrated Device Technology, Inc.*	18,987	345,374
InvenSense, Inc.*,1	20,395	304,293
Jack Henry & Associates, Inc.	7,173	477,076
Kulicke & Soffa Industries, Inc.*	15,581	235,429
MAXIMUS, Inc.	1,528	97,807
New Relic, Inc.*,1	893	29,014
Pandora Media, Inc.*	405	7,225
Power Integrations, Inc.	3,826	189,349
QLogic Corp.*	33,152	487,334
Qorvo, Inc.*	4,487	295,738
RealPage, Inc.*	16,273	322,856
Rovi Corp.*	16,784	310,672
Semtech Corp.*	9,048	210,728
Silicon Laboratories, Inc.*	4,400	227,348
Synaptics, Inc.*	4,812	407,673
Synchronoss Technologies, Inc.*	2,417	110,892
Tangoe, Inc.*,1	33,425	457,254
Tessera Technologies, Inc.	8,895	321,198
Virtusa Corp.*	1,297	51,621
Web.com Group, Inc.*	16,642	305,714
WEX, Inc.*	338	38,096
Total Information Technology		10,022,186
Materials - 1.6%
Eagle Materials, Inc.	3,212	267,849

	Shares	Value
Globe Specialty Metals, Inc.	15,043	$299,657
Total Materials		567,506
Telecommunication Services - 1.6%
Cogent Communications Holdings, Inc.	16,121	564,074
Total Common Stocks (cost $24,465,733)		34,929,059

	Principal
	Amount
Short-Term Investments - 9.8%
Repurchase Agreements - 7.2%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $560,548 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 05/15/15 - 03/20/65, totaling $571,757)	$560,546	560,546
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,560,546

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	908,260	908,260
Total Short-Term Investments (cost $3,468,806)		3,468,806
Total Investments - 109.0% (cost $27,934,539)		$38,397,865
Other Assets, less Liabilities - (9.0)%		(3,177,871)
Net Assets - 100.0%		$35,219,994

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare All Cap Growth Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

	AMG TimesSquare	Russell 3000®
Sector	All Cap Growth Fund**	Growth Index
Information Technology	32.0%	28.6%
Consumer Discretionary	20.5%	18.6%
Industrials	14.3%	11.7%
Financials	10.6%	5.4%
Health Care	9.2%	14.8%
Consumer Staples	6.2%	9.9%
Materials	4.0%	4.0%
Energy	2.2%	4.8%
Telecommunication Services	0.0%	2.1%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	4.7%
Google, Inc., Class C	4.5
CoStar Group, Inc.	3.7
Alliance Data Systems Corp.*	3.2
The Walt Disney Co.*	3.2
Prudential Financial, Inc.*	3.1
MasterCard, Inc., Class A*	3.0
Actavis PLC*	3.0
Towers Watson & Co., Class A	2.9
American Tower Corp.*	2.9

Top Ten as a Group	34.2%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 20.5%
BorgWarner, Inc.	19,810	$1,172,752
Charter Communications, Inc., Class A*	7,090	1,326,255
Hilton Worldwide Holdings, Inc.*	49,070	1,421,067
Lowe’s Cos., Inc.	19,465	1,340,360
NIKE, Inc., Class B	12,745	1,259,716
Polaris Industries, Inc.	6,245	855,315
Ross Stores, Inc.	13,725	1,357,128
The Walt Disney Co.	14,770	1,605,794
Total Consumer Discretionary		10,338,387
Consumer Staples - 6.2%
The Estee Lauder Cos., Inc., Class A	13,340	1,084,409
TreeHouse Foods, Inc.*	15,910	1,292,847
The WhiteWave Foods Co.*	17,390	764,638
Total Consumer Staples		3,141,894
Energy - 2.2%
Continental Resources, Inc.*,1	21,320	1,122,072
Financials - 10.6%
American Tower Corp.	15,280	1,444,418
McGraw Hill Financial, Inc.	10,255	1,069,597
Prudential Financial, Inc.	18,975	1,548,360
WisdomTree Investments, Inc.	66,450	1,265,208
Total Financials		5,327,583
Health Care - 9.2%
Actavis PLC*	5,280	1,493,501
Envision Healthcare Holdings, Inc.*	37,345	1,417,616
Illumina, Inc.*	3,095	570,254
Shire PLC, ADR	4,760	1,159,108
Total Health Care		4,640,479
Industrials - 14.3%
Allegiant Travel Co.	7,420	1,140,899
DigitalGlobe, Inc.*	39,155	1,259,616
Nielsen N.V.	25,330	1,138,330
Towers Watson & Co., Class A	11,560	1,467,022
Union Pacific Corp.	10,800	1,147,284
West Corp.	33,500	1,036,825
Total Industrials		7,189,976

	Shares	Value
Information Technology - 32.0%
Alliance Data Systems Corp.*	5,475	$1,627,772
Apple, Inc.	18,759	2,347,689
Applied Materials, Inc.	64,130	1,269,133
Cognizant Technology Solutions Corp., Class A*	22,930	1,342,322
CoStar Group, Inc.*	9,115	1,863,379
Facebook, Inc., Class A*	17,930	1,412,346
Google, Inc., Class C*	4,192	2,252,501
MasterCard, Inc., Class A	16,625	1,499,741
Salesforce.com, inc.*	15,110	1,100,310
TE Connectivity, Ltd.	21,510	1,431,491
Total Information Technology		16,146,684
Materials - 4.0%
Ecolab, Inc.	10,955	1,226,741
PolyOne Corp.	20,580	803,649
Total Materials		2,030,390
Total Common Stocks (cost $43,434,032)		49,937,465

	Principal Amount
Short-Term Investments - 2.1%
Repurchase Agreements - 1.7%[2]
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $859,485 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $876,671)	$859,481	$859,481

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	178,883	178,883
Total Short-Term Investments (cost $1,038,364)		1,038,364
Total Investments - 101.1% (cost $44,472,396)		$50,975,829
Other Assets, less Liabilities - (1.1)%		(552,786)
Net Assets - 100.0%		$50,423,043

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Emerging Opportunities Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	20.7%	15.3%	18.0%
Health Care	20.4%	25.9%	15.3%
Industrials	16.6%	10.7%	13.5%
Consumer Discretionary	16.1%	12.1%	13.8%
Financials	11.9%	25.8%	23.8%
Consumer Staples	3.0%	2.0%	3.1%
Energy	2.6%	2.9%	3.9%
Materials	2.5%	2.3%	4.4%
Telecommunication Services	1.8%	1.9%	0.7%
Utilities	0.8%	1.1%	3.5%
Other Assets and Liabilities	3.6%	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Universal Electronics, Inc.*	1.3%
Glu Mobile, Inc.	1.3
Columbus McKinnon Corp.*	1.1
Kona Grill, Inc.*	1.0
Tyler Technologies, Inc.*	1.0
Libbey, Inc.	1.0
Fluidigm Corp.	1.0
U.S. Physical Therapy, Inc.*	0.9
2U, Inc.	0.9
AZZ, Inc.*	0.9

Top Ten as a Group	10.4%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 96.4%
Consumer Discretionary - 16.1%
1-800-Flowers.com, Inc., Class A*	36,182	$382,444
2U, Inc.*	69,729	1,855,488
BJ’s Restaurants, Inc.*	14,470	677,196
Bravo Brio Restaurant Group, Inc.*	25,376	373,788
Bridgepoint Education, Inc.*,1	68,702	602,517
Build-A-Bear Workshop, Inc.*	6,300	116,109
Carmike Cinemas, Inc.*	15,510	468,092
Citi Trends, Inc.*	13,200	300,696
Culp, Inc.	9,600	248,160
Delta Apparel, Inc.*	41,600	510,432
Destination Maternity Corp.	44,185	520,941
Destination XL Group, Inc.*	181,720	884,976
Famous Dave’s of America, Inc.*,1	3,925	110,685
Frisch’s Restaurants, Inc.[1]	4,000	114,260
Grand Canyon Education, Inc.*	27,700	1,254,256
The Habit Restaurants, Inc., Class A*	38,086	1,261,408
Harte-Hanks, Inc.	35,500	241,045
Haverty Furniture Cos., Inc.	9,250	198,505
Hooker Furniture Corp.	9,185	233,758
iRobot Corp.*	4,804	155,746
Johnson Outdoors, Inc., Class A	3,925	123,638
Kirkland’s, Inc.*	9,200	218,408
Kona Grill, Inc.*	86,187	2,090,897
LGI Homes, Inc.*,1	22,248	366,425
Libbey, Inc.	52,100	2,050,135
Liberty Tax, Inc.[1]	7,800	216,060
Lifetime Brands, Inc.	21,600	314,280
M/I Homes, Inc.*	16,005	361,073
Malibu Boats, Inc., Class A*	57,129	1,209,421
The Marcus Corp.	24,325	471,175
MarineMax, Inc.*	67,295	1,485,874
Martha Stewart Living Omnimedia, Inc., Class A*	37,100	204,050
Monarch Casino & Resort, Inc.*	13,200	241,560
Papa Murphy’s Holdings, Inc.*	52,024	885,969
Performance Sports Group, Ltd.*	42,650	865,795
Red Robin Gourmet Burgers, Inc.*	9,900	743,391
Rentrak Corp.*,1	9,032	428,117

	Shares	Value
Rocky Brands, Inc.	5,725	$128,469
Ruth’s Hospitality Group, Inc.	30,700	446,685
Saga Communications, Inc., Class A	2,900	115,971
Sequential Brands Group, Inc.*,1	57,691	715,368
Skullcandy, Inc.*	21,900	236,739
Smith & Wesson Holding Corp.*	68,178	1,013,466
Spartan Motors, Inc.	22,300	105,033
Stein Mart, Inc.	18,600	220,038
Stoneridge, Inc.*	28,700	345,548
Strattec Security Corp.	3,400	255,238
Summer Infant, Inc.*	37,900	116,732
Tandy Leather Factory, Inc.	99,200	840,224
Tower International, Inc.*	9,200	237,912
Unifi, Inc.*	7,000	247,030
Universal Electronics, Inc.*	47,400	2,556,756
West Marine, Inc.*	36,600	367,830
ZAGG, Inc.*	106,930	890,727
Zoe’s Kitchen, Inc.*,1	33,973	1,040,593
Total Consumer Discretionary		32,667,129
Consumer Staples - 3.0%
Calavo Growers, Inc.	21,047	1,066,030
The Chefs’ Warehouse, Inc.*	22,810	415,370
Craft Brew Alliance, Inc.*	27,600	362,940
Diplomat Pharmacy, Inc.*	33,642	1,205,056
Farmer Bros. Co.*	19,400	483,642
John B Sanfilippo & Son, Inc.	15,310	796,273
Landec Corp.*	63,900	908,019
Lifeway Foods, Inc.*	11,700	236,457
Natural Grocers by Vitamin Cottage, Inc.*	17,458	459,495
Nature’s Sunshine Products, Inc.	8,000	104,080
Total Consumer Staples		6,037,362
Energy - 2.6%
Abraxas Petroleum Corp.*	35,500	134,900
Callon Petroleum Co.*	42,380	378,877
Dawson Geophysical Co.*	140,259	798,074
Emerald Oil, Inc.*	75,800	48,512
Geospace Technologies Corp.*	5,760	124,416
Gulf Island Fabrication, Inc.	34,391	453,617
Gulfport Energy Corp.*	29,800	1,458,412

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.6% (continued)
Hallador Energy Co.	20,700	$237,843
Panhandle Oil and Gas, Inc., Class A	10,400	237,120
Ring Energy, Inc.*	57,100	693,194
Synergy Resources Corp.*	57,560	689,569
Total Energy		5,254,534
Financials - 11.9%
AMERISAFE, Inc.	29,800	1,346,662
Arrow Financial Corp.	13,086	341,021
Asta Funding, Inc.*	48,800	409,920
Atlas Financial Holdings, Inc.*	43,500	802,575
Blue Capital Reinsurance Holdings, Ltd.	7,000	124,320
Boston Private Financial Holdings, Inc.	20,000	263,000
CoBiz Financial, Inc.	80,400	965,604
Compass Diversified Holdings	99,200	1,708,224
Consumer Portfolio Services, Inc.*	18,000	115,020
Crawford & Co., Class B	29,800	243,466
CyrusOne, Inc.	15,043	488,597
Diamond Hill Investment Group, Inc.	2,200	400,840
Farmland Partners, Inc.	11,100	131,202
FBR & Co.*	21,300	457,098
Financial Institutions, Inc.	20,275	477,476
First Bancorp	13,200	214,236
First Community Bancshares, Inc.	14,900	249,724
First Connecticut Bancorp, Inc.	7,500	110,850
First Defiance Financial Corp.	7,800	273,000
Flushing Financial Corp.	25,150	481,874
Gain Capital Holdings, Inc.	54,300	536,484
Gramercy Property Trust, Inc.	20,025	547,484
Hallmark Financial Services, Inc.*	12,100	134,068
Heritage Commerce Corp.	13,700	122,067
Heritage Financial Corp.	28,747	485,824
Heritage Financial Group, Inc.	4,800	132,000
HFF, Inc., Class A	17,831	698,797
Independence Realty Trust, Inc.	49,400	454,480
JMP Group LLC	15,500	119,350
LaSalle Hotel Properties	25,800	946,602
MainSource Financial Group, Inc.	12,800	246,400
Marcus & Millichap, Inc.*	31,569	1,116,911
Marlin Business Services Corp.	11,900	237,643

	Shares	Value
Metro Bancorp, Inc.	13,800	$353,832
MidWestOne Financial Group, Inc.	4,100	119,925
National Interstate Corp.	4,600	128,892
Noah Holdings, Ltd. Sponsored, ADR	35,329	1,197,300
Northrim BanCorp, Inc.	38,126	950,100
OceanFirst Financial Corp.	27,750	465,645
On Deck Capital, Inc.*,1	29,966	576,845
One Liberty Properties, Inc.	16,200	364,176
Oppenheimer Holdings, Inc., Class A	28,100	671,309
Orrstown Financial Services, Inc.*	7,300	125,049
Pacific Continental Corp.	17,700	228,330
Peoples Bancorp, Inc.	14,100	326,979
Physicians Realty Trust	13,600	225,760
Piper Jaffray Cos.*	8,464	427,009
Silvercrest Asset Management Group, Inc.,
Class A	8,400	130,956
Stock Yards Bancorp, Inc.	14,490	504,252
Territorial Bancorp, Inc.[1]	11,225	259,298
TriCo Bancshares	19,300	450,076
Univest Corp. of Pennsylvania	17,700	345,327
Washington Trust Bancorp, Inc.	9,475	350,765
West Bancorporation, Inc.	7,225	136,986
Whitestone REIT	35,600	523,320
Total Financials		24,244,950
Health Care - 20.4%
AAC Holdings, Inc.*,1	41,685	1,444,802
Acceleron Pharma, Inc.*,1	7,553	208,840
Aceto Corp.	16,100	312,018
Addus HomeCare Corp.*	8,800	236,192
Adeptus Health, Inc., Class A*,1	18,303	1,161,691
Aduro Biotech, Inc.*	695	17,653
Alder Biopharmaceuticals, Inc.*	6,335	161,543
Amicus Therapeutics, Inc.*	61,998	623,700
AMN Healthcare Services, Inc.*	18,867	430,356
Anacor Pharmaceuticals, Inc.*	12,617	664,790
AtriCure, Inc.*	58,452	1,286,529
Avalanche Biotechnologies, Inc.*	7,677	244,589
BioScrip, Inc.*	117,650	552,955
BioTelemetry, Inc.*	40,700	326,007
Bluebird Bio, Inc.*	7,391	984,407

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 20.4% (continued)
Blueprint Medicines Corp.*	25,128	$474,165
Cardiovascular Systems, Inc.*	52,499	1,643,219
Cempra, Inc.*	22,951	722,727
Chimerix, Inc.*	13,629	463,386
Coherus Biosciences, Inc.*	15,181	330,490
Cross Country Healthcare, Inc.*	48,231	535,364
Depomed, Inc.*	56,015	1,302,909
Digirad Corp.	26,200	110,302
Endologix, Inc.*	12,332	191,886
Entellus Medical, Inc.*,1	40,639	1,118,385
Epizyme, Inc.*,1	7,888	128,653
Exactech, Inc.*	64,500	1,409,325
ExamWorks Group, Inc.*	7,245	296,683
Fluidigm Corp.*	54,532	2,042,769
Foundation Medicine, Inc.*	7,558	343,965
Harvard Bioscience, Inc.*	44,100	244,755
HealthEquity, Inc.*	52,401	1,373,430
Heska Corp.*	4,500	126,405
Icad, Inc.*	40,900	373,008
IGI Laboratories, Inc.*,1	37,130	188,620
Imprivata, Inc.*	25,735	384,224
Inogen, Inc.*	18,806	690,932
Intersect ENT, Inc.*	47,552	1,193,318
K2M Group Holdings, Inc.*	30,779	646,667
Karyopharm Therapeutics, Inc.*,1	5,096	138,407
LDR Holding Corp.*	49,965	1,691,315
MiMedx Group, Inc.*,1	56,292	529,145
Nevro Corp.*	14,584	656,572
Nobilis Health Corp.*	45,287	308,404
NxStage Medical, Inc.*	47,246	866,019
Pacific Biosciences of California, Inc.*	25,284	130,465
Progenics Pharmaceuticals, Inc.*	9,157	45,327
ProQR Therapeutics N.V.*,1	7,139	135,427
The Providence Service Corp.*	9,400	399,688
PTC Therapeutics, Inc.*	11,582	680,442
Receptos, Inc.*	5,767	849,710
Regulus Therapeutics, Inc.*,1	15,051	188,890
Repligen Corp.*	27,659	816,217
Retrophin, Inc.*	14,420	310,607
RTI Surgical, Inc.*	66,200	370,720

	Shares	Value
Sage Therapeutics, Inc.*	11,003	$583,159
Sientra, Inc.*	40,349	705,301
Spark Therapeutics, Inc.*,1	10,077	577,110
The Spectranetics Corp.*	4,510	115,681
Streamline Health Solutions, Inc.*	107,021	241,867
SurModics, Inc.*	53,500	1,349,270
Symmetry Surgical, Inc.*	11,775	91,021
TESARO, Inc.*,1	9,738	530,429
U.S. Physical Therapy, Inc.	39,376	1,856,972
Ultragenyx Pharmaceutical, Inc.*	8,895	501,945
Utah Medical Products, Inc.	2,100	113,211
Vascular Solutions, Inc.*	14,300	458,458
Verastem, Inc.*	42,420	352,086
XenoPort, Inc.*	40,053	237,514
Zeltiq Aesthetics, Inc.*	23,133	710,183
Total Health Care		41,533,221
Industrials - 16.6%
Acacia Research Corp.	12,900	142,158
ACCO Brands Corp.*	121,400	955,418
Air Transport Services Group, Inc.*	25,580	238,406
Alamo Group, Inc.	8,059	497,885
Ameresco, Inc., Class A*	30,800	206,976
Apogee Enterprises, Inc.	12,734	670,063
Astronics Corp.*	10,221	687,992
AZZ, Inc.	38,600	1,790,654
Barrett Business Services, Inc.	8,000	355,760
Builders FirstSource, Inc.*	53,289	679,968
Celadon Group, Inc.	12,092	312,457
Columbus McKinnon Corp.	88,600	2,246,896
Covenant Transportation Group, Inc., Class A*	44,118	1,344,275
CRA International, Inc.*	11,850	346,020
Ducommun, Inc.*	22,680	689,472
Dynamic Materials Corp.	17,700	237,003
Echo Global Logistics, Inc.*	28,078	811,454
Ennis, Inc.	93,450	1,437,261
Enphase Energy, Inc.*,1	19,979	251,136
FreightCar America, Inc.	18,100	472,229
Furmanite Corp.*	59,900	437,270
Gibraltar Industries, Inc.*	15,075	249,642
Global Power Equipment Group, Inc.	18,000	218,700

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 16.6% (continued)
GP Strategies Corp.*	31,100	$1,013,549
Graham Corp.	4,570	106,938
The Greenbrier Cos., Inc.[1]	26,300	1,517,247
Hudson Technologies, Inc.*	161,140	673,565
Hurco Cos., Inc.	4,100	132,676
Insperity, Inc.	14,364	691,770
Interface, Inc.	35,300	767,069
Jason Industries, Inc.*	40,720	299,088
The KEYW Holding Corp.*	57,300	552,945
Kimball International, Inc., Class B	12,600	127,512
LB Foster Co., Class A	10,450	446,529
Lydall, Inc.*	12,000	322,080
Marten Transport, Ltd.	18,750	417,375
Mistras Group, Inc.*	15,000	269,400
Neff Corp., Class A*	48,078	567,320
NN, Inc.	51,550	1,296,998
Northwest Pipe Co.*	18,900	458,136
Old Dominion Freight Line, Inc.*	15,725	1,118,519
Orion Marine Group, Inc.*	30,275	254,916
PAM Transportation Services, Inc.*	2,000	117,180
Patrick Industries, Inc.*	20,500	1,231,230
Paylocity Holding Corp.*,1	22,531	634,248
PGT, Inc.*	58,470	661,880
Power Solutions International, Inc.*	9,899	631,556
Quality Distribution, Inc.*	23,600	234,112
Radiant Logistics, Inc.*	95,920	508,376
Resources Connection, Inc.	9,174	144,582
Sparton Corp.*	44,370	1,143,415
Sun Hydraulics Corp.	23,450	912,440
Trex Co., Inc.*	12,792	600,201
US Ecology, Inc.	12,075	566,438
VSE Corp.	1,600	113,824
Total Industrials		33,812,209
Information Technology - 20.7%
Actua Corp.*	34,755	502,905
Ambarella, Inc.*	13,309	973,553
American Software, Inc., Class A	38,950	378,205
Apigee Corp.*,1	22,730	328,903
Aspen Technology, Inc.*	10,500	466,095

	Shares	Value
Bel Fuse, Inc., Class B	11,900	$244,307
Benefitfocus, Inc.*,1	37,197	1,285,156
Callidus Software, Inc.*	36,355	448,984
Cascade Microtech, Inc.*	1,958	25,963
Ciber, Inc.*	91,400	322,642
Computer Task Group, Inc.	26,850	220,976
comScore, Inc.*	27,421	1,435,764
Constant Contact, Inc.*	11,790	410,881
Cray, Inc.*	9,985	280,479
CTS Corp.	26,900	482,586
Cvent, Inc.*	20,753	557,841
CYREN, Ltd.*	172,400	527,544
Datalink Corp.*	19,400	224,264
Digi International, Inc.*	22,683	229,098
Dot Hill Systems Corp.*	37,800	237,384
Ellie Mae, Inc.*	15,852	871,860
ePlus, Inc.*	2,700	223,992
Evolving Systems, Inc.	12,900	119,777
FARO Technologies, Inc.*	272	10,834
FleetMatics Group PLC*	17,542	799,564
Gigamon, Inc.*	19,900	585,657
Glu Mobile, Inc.*	374,802	2,533,662
GSI Group, Inc.*	89,280	1,185,638
The Hackett Group, Inc.	24,100	231,360
Hortonworks, Inc.*,1	12,946	261,121
Infoblox, Inc.*	25,745	606,552
Information Services Group, Inc.	59,600	234,228
Inphi Corp.*	82,374	1,766,922
Interactive Intelligence Group, Inc.*	30,330	1,333,913
IXYS Corp.	38,012	429,916
Lionbridge Technologies, Inc.*	90,500	502,275
Luxoft Holding, Inc.*	14,492	751,120
Marchex, Inc., Class B	28,900	122,825
Marketo, Inc.*,1	10,942	311,300
Materialise N.V., ADR*,1	38,696	285,963
NCI, Inc., Class A	24,800	252,960
NIC, Inc.	23,190	394,230
PC Connection, Inc.	19,546	474,772
PC-Tel, Inc.	28,100	221,990
PFSweb, Inc.*	9,200	119,508

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.7% (continued)
Q2 Holdings, Inc.*	30,388	$618,396
QAD, Inc., Class A	4,800	117,024
Qualys, Inc.*	15,657	775,335
Radisys Corp.*	12,714	27,971
Rally Software Development Corp.*	29,287	423,490
Reis, Inc.	7,342	166,884
The Rubicon Project, Inc.*	61,812	1,079,856
Ruckus Wireless, Inc.*	48,358	564,821
Sapiens International Corp. N.V.*	59,573	520,072
ShoreTel, Inc.*	45,419	316,116
Sierra Wireless, Inc.*	14,991	526,784
Silicon Motion Technology Corp. ADR	23,180	679,406
Silver Spring Networks, Inc.*	33,349	324,152
SolarEdge Technologies, Inc.*	19,670	491,750
SPS Commerce, Inc.*	11,167	728,758
Stamps.com, Inc.*	15,837	980,152
TechTarget, Inc.*	81,118	877,697
TESSCO Technologies, Inc.	49,969	1,262,717
Textura Corp.*	22,693	593,876
TrueCar, Inc.*,1	19,143	295,185
Tucows, Inc., Class A*,1	6,600	116,820
Tyler Technologies, Inc.*	17,020	2,075,589
Ultra Clean Holdings, Inc.*	97,600	586,576
Varonis Systems, Inc.*,1	27,545	791,919
Virtusa Corp.*	22,106	879,819
Vishay Precision Group, Inc.*	61,120	872,183
Xplore Technologies Corp.*	53,400	333,750
Yodlee, Inc.*	62,133	791,574
Total Information Technology		42,034,141
Materials - 2.5%
Flotek Industries, Inc.*	17,898	255,762
FutureFuel Corp.	15,600	169,572
Koppers Holdings, Inc.	29,200	656,416
Materion Corp.	15,825	632,842
Myers Industries, Inc.	19,400	313,698
OMNOVA Solutions, Inc.*	178,700	1,427,813
Trecora Resources*	19,800	237,600
UFP Technologies, Inc.*	5,325	108,044
Universal Stainless & Alloy Products, Inc.*	46,000	966,000

	Shares	Value
US Concrete, Inc.*	9,816	$356,321
Total Materials		5,124,068
Telecommunication Services - 1.8%
8x8, Inc.*	60,007	523,861
Boingo Wireless, Inc.*	79,321	655,191
Hawaiian Telcom Holdco, Inc.*	2,848	75,016
IDT Corp., Class B	27,600	470,028
inContact, Inc.*	64,799	670,670
Premiere Global Services, Inc.*	55,500	566,655
Shenandoah Telecommunications Co.	10,736	369,963
Towerstream Corp.*	216,300	432,600
Total Telecommunication Services		3,763,984
Utilities - 0.8%
Chesapeake Utilities Corp.	8,962	428,204
Connecticut Water Service, Inc.	6,700	241,200
Middlesex Water Co.	10,500	239,085
Unitil Corp.	21,000	718,200
Total Utilities		1,626,689
Total Common Stocks (cost $146,897,660)		196,098,287
Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF (cost $250,802)	8,500	349,435
Warrants - 0.0%#
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments - 6.9%
Repurchase Agreements - 4.6%[2]
BNP Paribas Securities Corp., dated 04/30/15,due 05/01/15, 0.120%, total to be received $466,277 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/01/16 - 04/20/45,totaling $475,600)	$466,275	466,275

The accompanying notes are an integral part of these financial statements.

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 4.6%[2] (continued)
Cantor Fitzgerald Securities, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $2,214,915 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 05/15/15 - 03/20/65, totaling $2,259,205)	$2,214,907	$2,214,907
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $2,214,917 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $2,259,206)	2,214,907	2,214,907
Mizuho Securities USA, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $2,214,915 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 02/01/19 - 05/01/45, totaling $2,259,205)	2,214,907	2,214,907
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $2,214,915 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65 totaling $2,259,205)	2,214,907	2,214,907
Total Repurchase Agreements		9,325,903

	Shares	Value
Other Investment Companies - 2.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	4,820,263	$4,820,263
Total Short-Term Investments (cost $14,146,166)		14,146,166
Total Investments - 103.5% (cost $161,294,664)		210,593,888
Other Assets, less Liabilities - (3.5)%		(7,132,455)
Net Assets - 100.0%		$203,461,433

The accompanying notes are an integral part of these financial statements.

AMG Managers Real Estate Securities Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Real Estate Securities Fund**
REITs (Apartments)	17.9%
REITs (Office Properties)	15.5%
REITs (Regional Malls)	15.5%
REITs (Diversified)	11.2%
REITs (Health Care)	9.1%
REITs (Shopping Centers)	7.6%
REITs (Storage)	7.2%
REITs (Hotels)	6.9%
REITs (Warehouse/Industrials)	5.8%
REITS (Web Hosting/Design)	1.1%
Other Assets and Liabilities	2.2%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Simon Property Group, Inc.*	7.4%
Public Storage*	5.1
General Growth Properties, Inc.*	4.6
AvalonBay Communities, Inc.	4.4
Essex Property Trust, Inc.*	4.4
Boston Properties, Inc.*	4.2
Ventas, Inc.*	4.2
Health Care REIT, Inc.*	4.1
Equity Residential*	3.9
Vornado Realty Trust	3.6

Top Ten as a Group	45.9%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
REITs - 97.8%
Apartments - 17.9%
Apartment Investment & Management Co., Class A	146,290	$5,519,522
AvalonBay Communities, Inc.	94,050	15,456,177
Camden Property Trust	33,230	2,494,908
Equity Residential	184,360	13,616,830
Essex Property Trust, Inc.	68,890	15,290,136
UDR, Inc.	303,440	9,943,729
Total Apartments		62,321,302
Diversified - 11.2%
Digital Realty Trust, Inc.	54,060	3,427,945
Duke Realty Corp.	307,030	6,082,264
Liberty Property Trust	214,280	7,465,515
PS Business Parks, Inc.	67,170	5,128,430
Vornado Realty Trust	120,530	12,473,650
Washington Real Estate Investment Trust	172,850	4,272,852
Total Diversified		38,850,656
Health Care - 9.1%
Health Care REIT, Inc.	196,140	14,126,003
Healthcare Realty Trust, Inc.	67,830	1,736,448
Physicians Realty Trust	71,540	1,187,564
Ventas, Inc.	209,650	14,444,885
Total Health Care		31,494,900
Hotels - 6.9%
Chesapeake Lodging Trust	135,190	4,292,283
Host Hotels & Resorts, Inc.	452,720	9,117,781
Pebblebrook Hotel Trust	34,880	1,497,747
Strategic Hotels & Resorts, Inc.*	356,140	4,166,838
Sunstone Hotel Investors, Inc.	314,030	4,892,587
Total Hotels		23,967,236
Office Properties - 15.5%
Boston Properties, Inc.	109,410	14,476,037
Brandywine Realty Trust	390,940	5,699,905
Empire State Realty Trust, Inc., Class A	174,300	3,137,400
Equity Commonwealth*	103,990	2,621,588
Highwoods Properties, Inc.	100,380	4,320,355
Hudson Pacific Properties, Inc.	343,880	10,371,421
Kilroy Realty Corp.	96,580	6,856,214
Mack-Cali Realty Corp.	41,070	737,206
Paramount Group, Inc.	70,690	1,295,041

	Shares	Value
SL Green Realty Corp.	36,480	$4,463,693
Total Office Properties		53,978,860
Regional Malls - 15.5%
CBL & Associates Properties, Inc.	160,630	2,892,946
General Growth Properties, Inc.	589,780	16,159,972
The Macerich Co.	38,340	3,134,678
Simon Property Group, Inc.	141,110	25,610,054
Tanger Factory Outlet Centers, Inc.	45,700	1,534,606
Taubman Centers, Inc.	62,880	4,527,989
Total Regional Malls		53,860,245
Shopping Centers - 7.6%
DDR Corp.	363,300	6,194,265
Federal Realty Investment Trust	15,300	2,045,151
Kimco Realty Corp.	197,720	4,765,052
Ramco-Gershenson Properties Trust	184,080	3,217,718
Regency Centers Corp.	56,560	3,550,837
Retail Opportunity Investments Corp.	287,570	4,825,425
Urban Edge Properties	78,842	1,784,194
Total Shopping Centers		26,382,642
Storage - 7.2%
CubeSmart	142,700	3,292,089
Public Storage	93,500	17,569,585
Sovran Self Storage, Inc.	48,170	4,207,168
Total Storage		25,068,842
Warehouse/Industrials - 5.8%
CyrusOne, Inc.	156,480	5,082,470
First Industrial Realty Trust, Inc.	55,620	1,097,383
Prologis, Inc.	259,840	10,445,568
QTS Realty Trust, Inc., Class A	38,030	1,379,348
Rexford Industrial Realty, Inc.	135,590	2,014,867
Total Warehouse/Industrials		20,019,636
Web Hosting/Design - 1.1%
Equinix, Inc.	15,570	3,984,830
Total REITs (cost $310,184,384)		339,929,149

The accompanying notes are an integral part of these financial statements.

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.7%[3]
Dreyfus Institutional Cash Advantage Fund,
Institutional Class Shares, 0.07% (cost $12,912,262)	12,912,262	$12,912,262

Value
Total Investments - 101.5% (cost $323,096,646)	$352,841,411
Other Assets, less Liabilities - (1.5)%	(5,146,779)
Net Assets - 100.0%	$347,694,632

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$28,425,656	$10,773,896	$(801,687)	$9,972,209
AMG TimesSquare All Cap Growth Fund	44,556,838	6,778,168	(359,177)	6,418,991
AMG Managers Emerging Opportunities Fund	164,500,759	52,707,330	(6,614,201)	46,093,129
AMG Managers Real Estate Securities Fund	324,742,884	30,727,458	(2,628,931)	28,098,527

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2015 amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$2,423,059	6.9%
AMG TimesSquare All Cap Growth Fund	841,554	1.7%
AMG Managers Emerging Opportunities Fund	8,851,795	4.4%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of April 30, 2015, the securities in the AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2015: (See Note 1(a) in the Notes to Financial Statement.)

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable
	Level 1	Level 2	Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$34,929,059	—	—	$34,929,059
Short-Term Investments
Repurchase Agreements	—	$2,560,546	—	2,560,546
Other Investment Companies	908,260	—	—	908,260

Total Investments in Securities	$35,837,319	$2,560,546	—	$38,397,865

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable
	Level 1	Level 2	Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$49,937,465	—	—	$49,937,465
Short-Term Investments
Repurchase Agreements	—	$859,481	—	859,481
Other Investment Companies	178,883	—	—	178,883

Total Investments in Securities	$50,116,348	$859,481	—	$50,975,829

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments	Observable Inputs	Significant Unobservable
	Level 1	Level 2	Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$196,098,287	—	—	$196,098,287
Exchange Traded Funds	349,435	—	—	349,435
Warrants	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	$9,325,903	—	9,325,903
Other Investment Companies	4,820,263	—	—	4,820,263

Total Investments in Securities	$201,267,985	$9,325,903	—	$210,593,888

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of April 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2015

		AMG	AMG Managers
	AMG Frontier	TimesSquare	Emerging
	Small Cap	All Cap	Opportunities
	Growth Fund	Growth Fund	Fund
Assets:
Investments at value* (including securities on loan valued at $2,423,059, $841,554 and $8,851,795, respectively)	$38,397,865	$50,975,829	$210,593,888
Receivable for investments sold	502,486	1,874,268	4,918,695
Dividends, interest and other receivables	12,201	7,278	70,964
Receivable for Fund shares sold	250	10,415	88,341
Prepaid expenses	22,152	17,500	19,709
Receivable from affiliate	8,147	17,295	57,038
Total assets	38,943,101	52,902,585	215,748,635
Liabilities:
Payable upon return of securities loaned	2,560,546	859,481	9,325,903
Payable for investments purchased	1,076,160	1,499,215	2,430,830
Payable for Fund shares repurchased	29,533	52,964	201,266
Accrued expenses:
Investment advisory and management fees	30,217	31,754	173,409
Administrative fees	—	10,585	43,352
Shareholder servicing fees - Investor Class	79	79	—
Shareholder servicing fees - Service Class	2,898	2,603	35,880
Distribution fees - Investor Class	79	79	—
Trustees fees and expenses	163	331	961
Other	23,432	22,451	75,601
Total liabilities	3,723,107	2,479,542	12,287,202
Net Assets	$35,219,994	$50,423,043	$203,461,433
Net Assets Represent:
Paid-in capital	$21,226,145	$40,481,071	$145,801,121
Accumulated net investment loss	(69,301)	(30,162)	(267,273)
Accumulated net realized gain from investments	3,599,825	3,468,702	8,628,361
Net unrealized appreciation of investments	10,463,326	6,503,432	49,299,224
Net Assets	$35,219,994	$50,423,043	$203,461,433
Investor Class:
Net Assets	$371,225	$377,927	n/a
Shares outstanding	24,548	23,339	n/a
Net asset value, offering and redemption price per share	$15.12	$16.19	n/a
Service Class:
Net Assets	$14,659,353	$30,936,453	$168,366,020
Shares outstanding	957,341	1,878,717	3,800,685
Net asset value, offering and redemption price per share	$15.31	$16.47	$44.30
Institutional Class:
Net Assets	$20,189,416	$19,108,663	$35,095,413
Shares outstanding	1,302,135	1,162,212	787,703
Net asset value, offering and redemption price per share	$15.50	$16.44	$44.55
* Investments at cost	$27,934,539	$44,472,396	$161,294,664

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Managers
Real Estate
Securities Fund
Assets:
Investments at value*	$352,841,411
Receivable for investments sold	2,033,180
Receivable for Fund shares sold	887,314
Dividends, interest and other receivables	33,097
Prepaid expenses	25,615
Total assets	355,820,617
Liabilities:
Payable for investments purchased	6,515,128
Payable for Fund shares repurchased	1,240,929
Accrued expenses:
Investment advisory and management fees	175,141
Administrative fees	72,975
Shareholder servicing fees	72,975
Trustees fees and expenses	903
Other	47,934
Total liabilities	8,125,985
Net Assets	$347,694,632
Net Assets Represent:
Paid-in capital	$297,526,094
Undistributed net investment income	2,125,113
Accumulated net realized gain from investments	18,298,659
Net unrealized appreciation of investments	29,744,765
Net Assets	$347,694,632
Shares outstanding	29,075,466
Net asset value, offering and redemption price per share	$11.96
* Investments at cost	$323,096,646

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2015

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG Managers Real Estate Securities Fund
Investment Income:
Dividend income	$99,567	$171,182	$885,766 [1]	$5,956,578 [2]
Securities lending income	38,223	1,239	107,532	—
Interest income	—	—	7	—
Foreign withholding tax	(604)	(1,759)	—	—
Total investment income	137,186	170,662	993,305	5,956,578
Expenses:
Investment advisory and management fees	179,727	153,138	1,011,589	1,023,531
Administrative fees	—	51,046	252,897	426,471
Distribution fees - Investor Class	459	2,086	—	—
Shareholder servicing fees - Service Class	16,755	15,588	209,313	—
Shareholder servicing fees - Investor Class	459	1,952	—	—
Shareholder servicing fees	—	—	—	426,471
Registration fees	14,448	14,028	14,252	8,456
Professional fees	13,496	13,709	16,241	18,389
Custodian fees	7,998	3,429	23,657	13,471
Transfer agent fees	4,499	8,378	19,663	16,457
Reports to shareholders	3,461	4,855	14,427	32,307
Trustees fees and expenses	836	895	4,334	8,103
Miscellaneous	1,271	1,232	2,440	2,126
Total expenses before offsets	243,409	270,336	1,568,813	1,975,782
Expense reimbursements	(36,922)	(89,254)	(165,823)	—
Expense reductions	—	(3,963)	(15,923)	(6,956)
Net expenses	206,487	177,119	1,387,067	1,968,826
Net investment income (loss)	(69,301)	(6,457)	(393,762)	3,987,752
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,088,755	3,553,224	12,018,343	19,946,112
Net change in unrealized appreciation (depreciation) of investments	(1,119,452)	(1,359,749)	(773,535)	(14,431,242)
Net realized and unrealized gain	2,969,303	2,193,475	11,244,808	5,514,870
Net increase in net assets resulting from operations	$2,900,002	$2,187,018	$10,851,046	$9,502,622

[1]	Includes non-recurring dividends of $201,901.
[2]	Includes non-recurring dividends of $922,651.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014

	AMG Frontier		AMG TimesSquare All		AMG Managers Emerging
	Small Cap Growth Fund		Cap Growth Fund		Opportunities Fund
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(69,301)	$(205,421)	$(6,457)	$(67,736)	$(393,762)	$(1,226,649)
Net realized gain on investments	4,088,755	16,786,267	3,553,224	3,340,666	12,018,343	22,310,331
Net change in unrealized appreciation (depreciation) of investments	(1,119,452)	(11,092,183)	(1,359,749)	994,416	(773,535)	(11,389,106)
Net increase in net assets resulting from operations	2,900,002	5,488,663	2,187,018	4,267,346	10,851,046	9,694,576
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	—	—	—	—
Service Class	—	—	(18,353)	—	—	—
Institutional Class	—	—	(5,352)	—	—	—
From net realized gain on investments:
Investor Class	(160,440)	(41,612)	(21,941)	(535,996)	—	—
Service Class	(6,794,785)	(1,754,199)	(2,931,374)	(3,026,191)	(18,810,875)	(23,264,454)
Institutional Class	(9,202,305)	(6,547,364)	(321,056)	(314,008)	(3,864,439)	(5,190,571)
Total distributions to shareholders	(16,157,530)	(8,343,175)	(3,298,076)	(3,876,195)	(22,675,314)	(28,455,025)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	12,200,337	(34,624,118)	12,592,680	2,258,667	10,606,373	6,392,011
Total increase (decrease) in net assets	(1,057,191)	(37,478,630)	11,481,622	2,649,818	(1,217,895)	(12,368,438)
Net Assets:
Beginning of period	36,277,186	73,755,816	38,941,421	36,291,603	204,679,328	217,047,766
End of period	$35,219,994	$36,277,186	$50,423,043	$38,941,421	$203,461,433	$204,679,328
End of period accumulated net investment income (loss)	$(69,301)	—	$(30,162)	—	$(267,273)	$126,489

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014

	AMG Managers Real
	Estate Securities Fund
	April 30,	October 31,
	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,987,752	$3,200,514
Net realized gain on investments	19,946,112	10,848,695
Net change in unrealized appreciation (depreciation) of investments	(14,431,242)	34,560,852
Net increase in net assets resulting from operations	9,502,622	48,610,061
Distributions to Shareholders:
From net investment income	(3,089,893)	(2,925,112)
From net realized gain on investments	(10,367,814)	(12,258,881)
Total distributions to shareholders	(13,457,707)	(15,183,993)
Capital Share Transactions:
Proceeds from sale of shares	95,222,603	135,347,394
Reinvestment of dividends and distributions	11,655,575	13,118,901
Cost of shares repurchased	(71,185,965)	(78,560,763)
Net increase from capital share transactions	35,692,213	69,905,532
Total increase in net assets	31,737,128	103,331,600
Net Assets:
Beginning of period	315,957,503	212,625,903
End of period	$347,694,632	$315,957,503
End of period undistributed net investment income	$2,125,113	$1,227,254

Share Transactions:
Sale of shares	7,541,091	12,516,599
Reinvested shares from dividends and distributions	950,136	1,345,243
Shares repurchased	(5,684,089)	(7,291,385)
Net increase in shares	2,807,138	6,570,457

The accompanying notes are an integral part of these financial statements.

AMG Frontier Small Cap Growth Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the Fiscal period ended
Investor Class	(unaudited)	2014	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$25.12	$26.26	$18.81	$17.90	$16.70	$14.64
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.07)	(0.21)[4]	(0.14)[5]	(0.13)[6]	(0.16)	(0.11)
Net realized and unrealized gain on investments	1.69	2.05	7.59	1.04	1.36	2.17
Total income from investment operations	1.62	1.84	7.45	0.91	1.20	2.06
Distributions to Shareholders from:
Net realized gain on investments	(11.62)	(2.98)	—	—	—	—
Net Asset Value, End of Period	$15.12	$25.12	$26.26	$18.81	$17.90	$16.70
Total Return[2]	8.02%[8,14]	7.24%[8]	39.61%	5.08%	7.19%	14.07%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.55%[15]	1.55%	1.58%[7]	1.55%	1.55%	1.55%[15]
Ratio of expenses to average net assets (with offsets)	1.55%[15]	1.55%	1.58%[7]	1.55%	1.55%	1.55%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.76%[15]	1.74%	1.65%[7]	1.65%	1.72%	1.94%[15]
Ratio of net investment loss to average net assets[2]	(0.79)%[15]	(0.86)%	(0.64)%[7]	(0.70)%	(0.86)%	(0.91)%[15]
Portfolio turnover	50%[14]	63%	65%	38%	44%	52%[14]
Net assets at end of period (000’s omitted)	$371	$365	$366	$474	$563	$406

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
Service Class	(unaudited)	2014	2013	2012	2011	2010*
Net Asset Value, Beginning of Period	$25.40	$26.48	$18.92	$17.96	$16.72	$13.42
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.04)	(0.15)[4]	(0.10)[5]	(0.09)[6]	(0.12)	(0.12)
Net realized and unrealized gain on investments	1.71	2.08	7.66	1.05	1.36	3.42
Total income from investment operations	1.67	1.93	7.56	0.96	1.24	3.30
Distributions to Shareholders from:
Net realized gain on investments	(11.76)	(3.01)	—	—	—	—
Net Asset Value, End of Period	$15.31	$25.40	$26.48	$18.92	$17.96	$16.72
Total Return[2]	8.17%[8,14]	7.54%[8]	39.96%[8]	5.35%[8]	7.42%[8]	24.59%
Ratio of net expenses to average net assets (with offsets/reductions)	1.28%[15]	1.28%	1.33%[7]	1.30%	1.30%	1.37%
Ratio of expenses to average net assets (with offsets)	1.28%[15]	1.28%	1.33%[7]	1.30%	1.30%	1.37%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.49%[15]	1.47%	1.40%[7]	1.40%	1.47%	1.66%
Ratio of net investment loss to average net assets[2]	(0.52)%[15]	(0.59)%	(0.43)%[7]	(0.48)%	(0.63)%	(0.78)%
Portfolio turnover	50%[14]	63%	65%	38%	44%	52%[14]
Net assets at end of period (000’s omitted)	$14,659	$14,842	$15,273	$12,664	$18,199	$18,290

AMG Frontier Small Cap Growth Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$25.69	$26.72	$19.04	$18.03	$16.74	$14.64
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.09)[4]	(0.04)[5]	(0.04)[6]	(0.08)	(0.05)
Net realized and unrealized gain on investments	1.74	2.10	7.72	1.05	1.37	2.15
Total income from investment operations	1.71	2.01	7.68	1.01	1.29	2.10
Distributions to Shareholders from:
Net realized gain on investments	(11.90)	(3.04)	—	—	—	—
Net Asset Value, End of Period	$15.50	$25.69	$26.72	$19.04	$18.03	$16.74
Total Return[2]	8.28%[8,14]	7.78%[8]	40.34%	5.60%	7.71%	14.34%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[15]	1.05%	1.08%[7]	1.05%	1.05%	1.05%[15]
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.05%	1.08%[7]	1.05%	1.05%	1.05%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.26%[15]	1.24%	1.15%[7]	1.15%	1.22%	1.44%[15]
Ratio of net investment loss to average net assets[2]	(0.29)%[15]	(0.34)%	(0.17)%[7]	(0.20)%	(0.41)%	(0.41)%[15]
Portfolio turnover	50%[14]	63%	65%	38%	44%	52%[14]
Net assets at end of period (000’s omitted)	$20,189	$21,070	$58,117	$73,762	$77,217	$11,750

AMG TimesSquare All Cap Growth Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period ended
Investor Class	(unaudited)	2014	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.68	$16.60	$12.75	$11.02	$10.93	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.02	(0.08)	(0.02)[9]	(0.02)[6]	(0.10)	(0.00)#
Net realized and unrealized gain on investments	1.10	1.92	3.89	1.75	0.19	0.93
Total income from investment operations	1.12	1.84	3.87	1.73	0.09	0.93
Distributions to Shareholders from:
Net investment income	—	—	(0.02)	—	(0.00)#	—
Net realized gain on investments	(1.61)	(1.76)	—	—	—	—
Total distributions to shareholders	(1.61)	(1.76)	(0.02)	—	(0.00)#	—
Net Asset Value, End of Period	$16.19	$16.68	$16.60	$12.75	$11.02	$10.93
Total Return[2]	7.05%[14]	11.59%	30.41%	15.70%	0.84%	9.30%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.26%[15]	1.25%	1.30%[10]	1.17%	1.11%	1.17%[15]
Ratio of expenses to average net assets (with offsets)	1.27%[15]	1.28%	1.32%[10]	1.19%	1.19%	1.17%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.69%[15]	1.79%	1.85%[10]	1.80%	2.04%	15.15%[15]
Ratio of net investment income (loss) to average net assets[2]	0.31%[15]	(0.52)%	(0.17)%[10]	(0.14)%	(0.86)%	(0.11)%[15]
Portfolio turnover	75%[14]	94%	102%	87%	102%	50%[14]
Net assets at end of period (000’s omitted)	$378	$5,417	$5,046	$3,608	$2,465	$14

	For the six
	months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period ended
Service Class	(unaudited)	2014	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.95	$16.80	$12.88	$11.10	$10.94	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.00)#	(0.02)	0.03 [9]	0.01 [6]	(0.02)	(0.00)#
Net realized and unrealized gain on investments	1.18	1.95	3.93	1.77	0.18	0.94
Total income from investment operations	1.18	1.93	3.96	1.78	0.16	0.94
Distributions to Shareholders from:
Net investment income	(0.01)	—	(0.04)	—	—	—
Net realized gain on investments	(1.65)	(1.78)	—	—	—	—
Total distributions to shareholders	(1.66)	(1.78)	(0.04)	—	—	—
Net Asset Value, End of Period	$16.47	$16.95	$16.80	$12.88	$11.10	$10.94
Total Return[2]	7.27%[14]	12.04%	30.88%	16.04%[8]	1.46%[8]	9.40%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[15]	0.86%	0.90%[10]	0.96%	0.96%	1.03%[15]
Ratio of expenses to average net assets (with offsets)	0.89%[15]	0.89%	0.92%[10]	0.98%	1.04%	1.03%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.31%[15]	1.40%	1.45%[10]	1.59%	1.89%	15.00%[15]
Ratio of net investment income (loss) to average net assets[2]	(0.07)%[15]	(0.13)%	0.23%[10]	0.09%	(0.17)%	0.00%[15]
Portfolio turnover	75%[14]	94%	102%	87%	102%	50%[14]
Net assets at end of period (000’s omitted)	$30,936	$30,198	$28,281	$19,498	$18,321	$11

AMG TimesSquare All Cap Growth Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.93	$16.77	$12.87	$11.07	$10.94	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	(0.01)	0.05 [9]	0.03 [6]	0.00 #	0.01
Net realized and unrealized gain on investments	1.19	1.95	3.92	1.77	0.13	0.93
Total income from investment operations	1.18	1.94	3.97	1.80	0.13	0.94
Distributions to Shareholders from:
Net investment income	(0.03)	—	(0.07)	—	(0.00)#	—
Net realized gain on investments	(1.64)	(1.78)	—	—	—	—
Total distributions to shareholders	(1.67)	(1.78)	(0.07)	—	(0.00)#	—
Net Asset Value, End of Period	$16.44	$16.93	$16.77	$12.87	$11.07	$10.94
Total Return[2]	7.31%[14]	12.10%[8]	31.00%[8]	16.26%	1.23%	9.40%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[15]	0.76%	0.80%[10]	0.77%	0.71%	0.79%[15]
Ratio of expenses to average net assets (with offsets)	0.79%[15]	0.79%	0.82%[10]	0.79%	0.79%	0.79%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.21%[15]	1.30%	1.35%[10]	1.40%	1.64%	14.74%[15]
Ratio of net investment income (loss) to average net assets[2]	(0.17)%[15]	(0.04)%	0.35%[10]	0.26%	0.03%	0.27%[15]
Portfolio turnover	75%[14]	94%	102%	87%	102%	50%[14]
Net assets at end of period (000’s omitted)	$19,109	$3,327	$2,965	$2,279	$1,982	$1,063

AMG Managers Emerging Opportunities Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30,
	2015	For the fiscal years ended October 31,
Service Class†	(unaudited)	2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$47.11	$51.19	$37.26	$36.03		$33.42	$26.37
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.10)[16]	(0.29)[4]	(0.14)[5]	(0.23)		(0.27)	(0.25)
Net realized and unrealized gain on investments	2.61	3.01	16.99	4.12		2.88	7.30
Total income from investment operations	2.51	2.72	16.85	3.89		2.61	7.05
Distributions to Shareholders from:
Net investment income	—	—	(0.07)	—		—	—
Net realized gain on investments	(5.32)	(6.80)	(2.85)	(2.66)		—	—
Total distributions to shareholders	(5.32)	(6.80)	(2.92)	(2.66)		—	—
Net Asset Value, End of Period	$44.30	$47.11	$51.19	$37.26		$36.03	$33.42
Total Return[2]	5.41%[8,14]	5.09%	49.00%	11.55	%†††	7.78%	26.73%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.42%[15]	1.41%[11]	1.44%[12]	1.41%		1.41%	1.50%
Ratio of expenses to average net assets (with offsets)	1.43%[15]	1.44%[11]	1.45%[12]	1.43%		1.43%	1.52%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.59%[15]	1.61%[11]	1.65%[12]	1.68%		1.66%	1.72%
Ratio of net investment loss to average net assets[2]	(0.43)%[15]	(0.61)%[11]	(0.33)%[12]	(0.62)%		(0.73)%	(0.84)%
Portfolio turnover	38%[14]	98%	96%	64%		85%	93%
Net assets at end of period (000’s omitted)	$168,366	$169,398	$172,959	$110,732		$113,742	$135,570

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period October 1, 2011 through
Institutional Class††	(unaudited)	2014	2013	2012		October 31, 2011
Net Asset Value, Beginning of Period	$47.32	$51.31	$37.37	$36.03		$31.02
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.04)[16]	(0.17)[4]	(0.03)[5]	(0.13)		(0.01)
Net realized and unrealized gain on investments	2.61	3.00	16.99	4.13		5.02
Total income from investment operations	2.57	2.83	16.96	4.00		5.01
Distributions to Shareholders from:
Net investment income	—	—	(0.17)	—		—
Net realized gain on investments	(5.34)	(6.82)	(2.85)	(2.66)		—
Total distributions to shareholders	(5.34)	(6.82)	(3.02)	(2.66)		—
Net Asset Value, End of Period	$44.55	$47.32	$51.31	$37.37		$36.03
Total Return[2]	5.53%[8,14]	5.33%	49.36%	11.84	%†††	16.18%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.17%[15]	1.16%[11]	1.19%[12]	1.16%		1.17%[15]
Ratio of expenses to average net assets (with offsets)	1.18%[15]	1.19%[11]	1.20%[12]	1.18%		1.19%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.34%[15]	1.36%[11]	1.40%[12]	1.43%		1.50%[15]
Ratio of net investment loss to average net assets[2]	(0.18)%[15]	(0.36)%[11]	(0.08)%[12]	(0.37)%		(0.42)%[15]
Portfolio turnover	38%[14]	98%	96%	64%		85%
Net assets at end of period (000’s omitted)	$35,095	$35,282	$44,089	$29,791		$31,735

AMG Managers Real Estate Securities Fund

Financial Highlights (unaudited)

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.03	$10.79	$10.07	$8.95	$8.12	$5.68
Income from Investment Operations:
Net investment income[1,2]	0.14 [16]	0.14	0.11	0.09	0.06	0.08
Net realized and unrealized gain on investments	0.29	1.84	0.96	1.11	0.83	2.43
Total income from investment operations	0.43	1.98	1.07	1.20	0.89	2.51
Distributions to Shareholders from:
Net investment income	(0.11)	(0.13)	(0.10)	(0.08)	(0.06)	(0.07)
Net realized gain on investments	(0.39)	(0.61)	(0.25)	—	—	—
Total distributions to shareholders	(0.50)	(0.74)	(0.35)	(0.08)	(0.06)	(0.07)
Net Asset Value, End of Period	$11.96	$12.03	$10.79	$10.07	$8.95	$8.12
Total Return[2]	3.48%[14]	19.88%	10.89%[8]	13.43%	11.06%	44.47%
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[15]	1.19%	1.26%[13]	1.26%	1.41%	1.49%
Ratio of expenses to average net assets (with offsets)	1.16%[15]	1.20%	1.27%[13]	1.27%	1.42%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16%[15]	1.20%	1.27%[13]	1.28%	1.48%	1.79%
Ratio of net investment income to average net assets[2]	2.34%[15]	1.27%	1.08%[13]	0.92%	0.69%	1.12%
Portfolio turnover	35%[14]	49%	86%	36%	75%	99%
Net assets at end of period (000’s omitted)	$347,695	$315,958	$212,626	$168,368	$55,568	$23,787

Notes to Financial Highlights (unaudited)

#	Rounds to less than $0.01 per share or 0.01%.
*	Effective January 1, 2010, existing shares of AMG Frontier Small Cap Growth Fund were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.
**	Commenced operations on July 30, 2010.
†	Effective October 1, 2011, existing shares of AMG Managers Emerging Opportunities Fund were reclassified and redesignated as Service Class shares.
††	As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into AMG Managers Emerging Opportunities Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of AMG Managers Emerging Opportunities Fund in an equivalent dollar amount.
†††	Returns would have been lower if not for capital inflow resulting from market timing settlements.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.22), $(0.16), and $(0.10) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.33) and $(0.21) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.20), $(0.17), and $(0.09) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.31) and $(0.20) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.03), $(0.01), and $0.02 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.05), $0.00, and $0.03 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.023%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes tax expense of $23,725 or 0.01%.
[12]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.027% of average net assets.
[14]	Not annualized.
[15]	Annualized
[16]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.14) and $(0.08) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively and $0.11 for AMG Real Estate Service Class, respectively.

Notes to Financial Statements (unaudited)

April 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Frontier Small Cap Growth Fund (“Small Cap”), AMG TimesSquare All Cap Growth Fund (“All Cap Growth”), AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”) and AMG Managers Real Estate Securities Fund (“Real Estate Securities”), each a “Fund” and collectively, the “Funds.”

Small Cap and All Cap Growth each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Emerging Opportunities currently offers two classes of shares: Institutional Class and Service Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Real Estate Securities is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an armslength transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

34

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Upon notification from issuers, some of the dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap, All Cap Growth and Emerging Opportunities Funds, investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2015, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: All Cap Growth - $3,963 or 0.01%, Emerging Opportunities - $15,923 or 0.01% and Real Estate Securities - $6,956 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2015, the overdraft fees for Small Cap and Real Estate equaled $101 and $47, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Primarily differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2015, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014, the capital stock transactions by class for the Small Cap, All Cap Growth and Emerging Opportunities were:

	Small Cap				All Cap Growth
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	—	—	26	$650	9,530	$148,618	20,952	$332,090
Reinvestment of distributions	10,967	$160,440	1,687	41,612	1,398	21,941	33,626	535,996
Cost of shares repurchased	(939)	(21,640)	(1,134)	(26,633)	(312,410)	(5,291,136)	(33,772)	(541,949)

Net increase (decrease)	10,028	$138,800	579	$15,629	(301,482)	$(5,120,577)	20,806	$326,137

Service Class:
Proceeds from sale of shares	32,991	$502,280	36,361	$941,064	392,144	$6,572,027	323,639	$5,257,143
Reinvestment of distributions	448,945	6,644,386	69,579	1,731,122	185,168	2,949,727	187,380	3,026,191
Cost of shares repurchased	(109,008)	(1,721,625)	(98,207)	(2,449,400)	(480,246)	(8,015,822)	(412,684)	(6,674,101)

Net increase	372,928	$5,425,041	7,733	$222,786	97,066	$1,505,932	98,335	$1,609,233

Institutional Class:
Proceeds from sale of shares	14,472	$248,046	20,110	$517,471	952,036	$15,995,563	25,695	$414,520
Reinvestment of distributions	614,717	9,202,306	259,755	6,525,038	20,529	326,409	19,479	314,008
Costs of shares repurchased	(147,297)	(2,813,856)	(1,634,808)	(41,905,042)	(6,846)	(114,647)	(25,502)	(405,231)

Net increase (decrease)	481,892	$6,636,496	(1,354,943)	$(34,862,533)	965,719	$16,207,325	19,672	$323,297

Notes to Financial Statements (continued)

	Emerging Opportunities
	2015		2014
	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	123,608	$5,539,562	1,097,506	$52,817,257 [1]
Reinvestment of distributions	423,995	18,626,107	480,130	22,993,403
Costs of shares repurchased	(342,717)	(15,343,576)	(1,360,770)	(63,737,132)

Net increase	204,886	$8,822,093	216,866	$12,073,528

Institutional Class:
Proceeds from sale of shares	28,654	$1,277,215	69,044	$3,338,393
Reinvestment of distributions	86,690	3,827,375	107,315	5,151,130
Costs of shares repurchased	(73,236)	(3,320,310)	(290,013)	(14,171,040)

Net increase (decrease)	42,108	$1,784,280	(113,654)	$(5,681,517)

[1]	Includes a contribution of capital by the Investment Manager. ( See Note 2 in the Notes to Financial Statements.)

At April 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - two collectively own 47%; All Cap Growth - one owns 24%; Emerging Opportunities - two collectively own 47%; Real Estate Securities - three collectively own 60%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2015, the market value of repurchase agreements outstanding for Small Cap, All Cap Growth and Emerging Opportunities was $2,560,546, $859,481 and $9,325,903, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). All Cap Growth is managed by TimesSquare Capital Management, LLC (“TimesSquare”). AMG indirectly owns a majority interest in Frontier and TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
All Cap Growth	0.75%
Emerging Opportunities	1.00%
Real Estate Securities	0.60%

The Investment Manager has contractually agreed, through March 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, All Cap Growth, and Emerging Opportunities to 1.05%, 0.79%, and 1.18%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of each Fund or a successor fund, by mutual agreement of the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Effective July 1, 2012, the Investment Manager has contractually agreed through March 1, 2015 to waive management fees and/or reimburse Fund expenses in order to limit the Real Estate Securities Fund’s total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended April 30, 2015, each Fund’s components of reimbursement available are detailed in the following chart:

		All Cap	Emerging
	Small Cap	Growth	Opportunities
Reimbursement Available - 10/31/14	$245,082	$501,326	$1,037,842
Additional Reimbursements	36,922	89,254	165,823
Repayments	—	—	—
Expired Reimbursements	(40,329)	(67,078)	(174,272)

Reimbursement Available - 04/30/15	$241,675	$523,502	$1,029,393

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier. For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Each Fund pays a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Small Cap and All Cap Growth have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

38

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended April 30, 2015 were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.23%
All Cap Growth
Investor Class	0.25%	0.23%
Service Class	0.25%	0.10%
Emerging Opportunities
Service Class	0.25%	0.25%

During the fiscal year ended October 2014, the Service Class of Emerging Opportunities Fund recorded a captial contribution by the Investment Manager of $61,744. The contribution represented a payment in connection with the reallocation of certain shareholder servicing expenses for which the Class had reimbursed the Investment Manager in prior periods, plus interest.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: All Cap Growth borrowed varying amounts not exceeding $4,101,223, for four days paying interest of $150 and Real Estate borrowed $1,473,139, for one day paying interest of $25. The interest amount is included in the State of Operations as miscellaneous expense. Emerging Opportunities lent $402,540 for one day earning interest of $7. The interest amount is included in the Statement of Operations as interest income. At April 30, 2015, the Funds had no loans outstanding.

For the six month period ended April 30, 2015, Emerging Opportunities executed security transactions with other funds affiliated with Lord, Abbett & Co., LLC, one of the Fund’s subadvisors. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended April 30, 2015, are reflected in the following chart:

	Number of	Total	Cost
	Transactions	Quantity	Proceeds
Purchases	2	62,484	$725,851
Sales	5	41,016	(1,740,877)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$17,683,462	$21,864,859
All Cap Growth	39,658,284	30,129,944
Emerging Opportunities	74,833,826	90,479,911
Real Estate Securities	136,170,362	116,643,491

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds, other than Real Estate Securities, participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2015, the value of securities loaned and cash collateral received were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Small Cap	$2,423,059	$2,560,546
All Cap Growth	841,554	859,481
Emerging Opportunities	8,851,795	9,325,903

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of April 30, 2015:

	Net Amounts of Assets Presented in	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Small Cap
Cantor Fitzgerald Securities, Inc.	$560,546	$560,546	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,560,546	$2,560,546	—	—

All Cap Growth
Daiwa Capital Markets America	$859,481	$859,481	—	—

Total	$859,481	$859,481	—	—

Emerging Opportunities
BNP Paribas Securities Corp.	$466,275	$466,275	—	—
Cantor Fitzgerald Securities, Inc.	2,214,907	2,214,907	—	—
Daiwa Capital Markets America	2,214,907	2,214,907	—	—
Mizuho Securities USA, Inc.	2,214,907	2,214,907	—	—
Nomura Securities International, Inc.	2,214,907	2,214,907	—	—

Total	$9,325,903	$9,325,903	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Investment Manager and

Administrator

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800)358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners

    Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small

    Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company,

    LLC

AMG GW&K Small Cap Core

GW&K Investment Management, LLC

AMG Renaissance International

    Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International

    Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap

    Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets

    Equity

AMG Trilogy Emerging Wealth

    Equity

AMG Trilogy Global Equity

AMG Trilogy International Small

    Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return

Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced

    Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

    Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital

    Appreciation

AMG Managers Cadence Emerging

    Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging

    Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.)

    Inc.

AMG Managers Essex Small/Micro

    Cap Growth

Essex Investment Management Co.,

    LLC

AMG Managers Real Estate

    Securities

CenterSquare Investment Management,

    Inc.

AMG Managers Skyline Special

    Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income

    Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management

    Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration

    Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 1, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 1, 2015